Employee benefits - Defined benefit plans - Current and non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	€ 3,318	€ 3,614	€ 3,629	€ 3,551
o/w non-current	2,600	2,933	3,075
o/w current	718	681	€ 554
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	109	158
o/w non-current	94
o/w current	15
Capital-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	826	766
o/w non-current	796
o/w current	30
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	70	74
o/w non-current	67
o/w current	3
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	1,644	1,956
o/w non-current	1,032
o/w current	612
Other long-term benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	669	€ 660
o/w non-current	611
o/w current	€ 58